ING EQUITY TRUST

ING SmallCap Value Multi-Manager Fund

ING Value Choice Fund

(each a “Fund” and collectively “Funds”)

Supplement Dated December 20, 2007

to the Funds’ current Class A, Class B, Class C and Class M Prospectus and Class I and Class Q Prospectus, each dated
September 28, 2007

and to the Funds’ current Class W Prospectus, dated December 17, 2007

On November 13, 2007, Nuveen Investments, Inc. the parent company of the ING SmallCap Value Multi-Manager Fund’s sub-adviser, NWQ Investment Management Company, LLC (“Sub-Adviser” or “NWQ”) and ING Value Choice Fund’s sub-adviser, Tradewinds Global Investors, LLC (“Sub-Adviser” or “Tradewinds”), was acquired by Windy City Investments Holdings, L.L.C., a newly created holding company formed by equity investors led by Madison Dearborn Partners, LLC (“Transaction”). Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois.

The consummation of the Transaction was deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the sub-advisory agreements (“Sub-Advisory Agreements”) between NWQ and ING SmallCap Value Multi-Manager Fund’s adviser, ING Investments, LLC (“ING Investments” or “Adviser”) and between Tradewinds and ING Value Choice Fund’s adviser, ING Investments. The Transaction resulted in the automatic termination of each Sub-Advisory Agreement. Pursuant to each Fund’s Manager of Manager’s relief received from the Securities and Exchange Commission, each Fund’s Board of Trustees has entered into new Sub-Advisory Agreements for each Fund. There will be no change in the portfolio management of your Fund or in its investment objectives or policies as a result of the Transaction or the new Sub-Advisory Agreements.  An information statement detailing the Transaction and the new Sub-Advisory Agreements will be mailed in the first quarter of 2008.

As a result of the Transaction, the Prospectuses are revised as follows:

1.     The second paragraph in the sub-section entitled “NWQ Investment Management Company, LLC” in the section entitled “Management of the Funds – Adviser and Sub-Advisers” beginning on page 43 of the Class A, Class B, Class C and Class M Prospectus, on page 35 of the Class I and Class Q Prospectus and on page 25 of the Class W Prospectus is hereby deleted and replaced with the following:

NWQ was founded in 1982 to manage assets for corporate and multi-employer plans, public entities, endowments, foundations, and high net worth individuals.  NWQ is registered with the SEC as an investment adviser and is an indirect subsidiary of Nuveen Investments, Inc. (“Nuveen”). On November 13, 2007, Nuveen Investments, Inc. was acquired by investors led by Madison Dearborn

Partners, LLC (“MDP”). MDP is a private equity investment firm based in Chicago, Illinois.

Merrill Lynch & Co. and its affiliates (“Merrill Lynch”), as a significant member of the MDP investor group, is now an “affiliated person” (as that term is defined in the 1940 Act) of NWQ and the ING SmallCap Value Multi-Manager Fund. As a result, the portion of the Fund managed by NWQ is generally prohibited from entering into principal transactions with Merrill Lynch and is subject to other limitations in transacting with Merrill Lynch. NWQ and the Fund do not believe that any such prohibition or limitations will have a materially adverse effect on the Fund’s ability to pursue their investment objectives and policies.

2.     The second paragraph in the sub-section entitled “Tradewinds Global Investors, LLC” in the section entitled “Management of the Funds – Adviser and Sub-Advisers” on page 48 of the Class A, Class B, Class C and Class M Prospectus, on page 40 of the Class I and Class Q Prospectus and on page 30 of the Class W Prospectus is hereby deleted and replaced with the following:

Tradewinds was established in March 2006, the result of an internal reorganization of NWQ Investment Management Company, LLC.  Both companies provide access to each other’s research analysts.  Tradewinds serves institutions and private clients worldwide.  Tradewinds is registered with the SEC as an investment adviser and is an indirect subsidiary of Nuveen Investments, Inc. (“Nuveen”). On November 13, 2007, Nuveen Investments, Inc. was acquired by investors led by Madison Dearborn Partners, LLC (“MDP”). MDP is a private equity investment firm based in Chicago, Illinois.

Merrill Lynch & Co. and its affiliates (“Merrill Lynch”), as a significant member of the MDP investor group, is now an “affiliated person” (as that term is defined in the 1940 Act) of Tradewinds and the ING Value Choice Fund. As a result, the Fund is generally prohibited from entering into principal transactions with Merrill Lynch and is subject to other limitations in transacting with Merrill Lynch. Tradewinds and the Fund do not believe that any such prohibition or limitations will have a materially adverse effect on the Fund’s ability to pursue their investment objectives and policies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST

ING SmallCap Value Multi-Manager Fund

ING Value Choice Fund

(each a “Fund” and collectively “Funds”)

Supplement Dated December 20, 2007

to the Funds’ current Class A, Class B, Class C, Class I, Class M, Class O and Class Q Statement of Additional Information, dated September 28, 2007

On November 13, 2007, Nuveen Investments, Inc. the parent company of the ING SmallCap Value Multi-Manager Fund’s sub-adviser, NWQ Investment Management Company, LLC (“Sub-Adviser” or “NWQ”) and ING Value Choice Fund’s sub-adviser, Tradewinds Global Investors, LLC (“Sub-Adviser” or “Tradewinds”), was acquired by Windy City Investments Holdings, L.L.C., a newly created holding company formed by equity investors led by Madison Dearborn Partners, LLC (“Transaction”). Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois.

The consummation of the Transaction was deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the sub-advisory agreements (“Sub-Advisory Agreements”) between NWQ and ING SmallCap Value Multi-Manager Fund’s adviser, ING Investments, LLC (“ING Investments” or “Adviser”) and between Tradewinds and ING Value Choice Fund’s adviser, ING Investments. The Transaction resulted in the automatic termination of each Sub-Advisory Agreement. Pursuant to each Fund’s Manager of Manager’s relief received from the Securities and Exchange Commission, each Fund’s Board of Trustees has entered into new Sub-Advisory Agreements for each Fund. There will be no change in the portfolio management of your Fund or in its investment objectives or policies as a result of the Transaction or the new Sub-Advisory Agreements.  An information statement detailing the Transaction and the new Sub-Advisory Agreements will be mailed in the first quarter of 2008.

As a result of the Transaction, the SAI is revised as follows:

1.     The sixth sentence of the ninth paragraph of the section entitled “Sub-Advisers” beginning on page 109 of the SAI is deleted and replaced with the following:

NWQ is a subsidiary of Nuveen Investments, Inc. (“Nuveen”).  See below for NWQ ownership description.

2.     The last sentence of the last paragraph of the section entitled “Sub-Advisers” on page 109 of the SAI is deleted and replaced with the following:

Tradewinds is a subsidiary of Nuveen.  On November 13, 2007, Nuveen Investments, Inc. was acquired by investors led by Madison Dearborn Partners, LLC (“MDP”). MDP is a private equity investment firm based in Chicago, Illinois.

Merrill Lynch & Co. and its affiliates (“Merrill Lynch”), as a significant member of the MDP investor group, is now an “affiliated person” (as that term is defined in the 1940 Act) of NWQ and the ING SmallCap Value Multi-Manager Fund and Tradewinds and the ING Value Choice Fund. As a result, ING Value Choice Fund and the portion of ING SmallCap Value Multi-Manager Fund managed by NWQ are generally prohibited from entering into principal transactions with Merrill Lynch and are subject to other limitations in transacting with Merrill Lynch. NWQ, Tradewinds and the Funds do not believe that any such prohibition or limitations will have a materially adverse effect on each Fund’s ability to pursue their investment objectives and policies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE